Consolidated Statements Of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Lease rental income		$ 619,760	$ 612,704	$ 549,454
Trading container margin		7,398	3,450	1,456
Gain on sale of owned fleet containers, net		21,397	36,071	26,210
Operating expenses:
Distribution expense to managed fleet container investors		93,858	102,992	96,718
Depreciation expense	[1]	260,372	249,500	235,293
Container lessee default expense, net	[1]	7,867	17,948	4,605
Amortization expense		2,093	3,721	4,092
General and administrative expense		38,142	44,317	39,677
Bad debt expense, net		2,002	2,697	477
Gain on insurance recovery and legal settlement		(14,881)	(8,692)
Gain on settlement of pre-existing management agreement		(1,823)
Total operating expenses		433,461	466,328	440,400
Income from operations		222,684	194,426	143,866
Other (expense) income:
Interest expense		(153,185)	(138,427)	(117,475)
Write-off of unamortized deferred debt issuance costs and bond discounts			(881)	(7,550)
Interest income		2,505	1,709	613
Realized gain (loss) on derivative instruments, net		1,946	5,238	(1,191)
Unrealized (loss) gain on derivative instruments, net		(15,442)	(5,790)	4,094
Other, net		(4)		3
Net other expense		(164,180)	(138,151)	(121,506)
Income before income tax and noncontrolling interests	[2]	58,504	56,275	22,360
Income tax expense		(1,948)	(2,025)	(1,618)
Net income		56,556	54,250	20,742
Less: Net loss (income) attributable to the noncontrolling interests		168	(3,872)	(1,377)
Net income attributable to Textainer Group Holdings Limited common shareholders		$ 56,724	$ 50,378	$ 19,365
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ 0.99	$ 0.88	$ 0.34
Diluted		$ 0.99	$ 0.88	$ 0.34
Weighted average shares outstanding (in thousands):
Basic		57,349	57,200	56,845
Diluted		57,459	57,487	57,159
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges		$ (110)
Reclassification of realized gain on derivative instruments designated as cash flow hedges		(7)
Foreign currency translation adjustments		42	$ (127)	$ 207
Comprehensive income		56,481	54,123	20,949
Comprehensive loss (income) attributable to the noncontrolling interest		168	(3,872)	(1,377)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders		56,649	50,251	19,572
Owned Fleet
Revenues:
Lease rental income		517,859	501,362	444,888
Operating expenses:
Direct container expense - owned fleet	[1]	45,831	53,845	59,538
Managed Fleet
Revenues:
Lease rental income		101,901	111,342	104,566
Operating expenses:
Distribution expense to managed fleet container investors		93,858	102,992	96,718
Management Fees - Non-Leasing
Revenues:
Revenue		7,590	8,529	7,146
Trading Containers
Revenues:
Revenue		58,734	19,568	4,758
Cost of trading containers sold		$ (51,336)	$ (16,118)	$ (3,302)

[1]	Amounts for the years ended December 31, 2018 and 2017 have been reclassified to conform with 2019 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).
[2]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $15,442 and $5,790 for the years ended December 31, 2019 and 2018, respectively, and unrealized gain of $4,094 for the year ended December 31, 2017, and write-off of unamortized deferred debt issuance costs and bond discounts of $881 and $7,550 for the years ended December 31, 2018 and 2017, respectively.